NET LOSS PER SHARE ATTRIBUTABLE TO SHAREHOLDERS (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Net loss	$ (33,655)	$ (20,679)	$ (34,512)
Weighted-average ordinary shares outstanding used in computing net loss per share attributable to shareholders	15,495,298	15,477,374	15,391,244
Weighted average fully vested options and warrants for the Company’s Ordinary Shares at an exercise price of NIS 0.01 per share	2,551,444	1,546,023	1,573,483
Weighted average number of shares	18,046,742	17,023,397	16,964,727
Net loss per share attributable to shareholders, basic and diluted	$ (1.86)	$ (1.21)	$ (2.03)